ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
ASSET RETIREMENT OBLIGATIONS
Schedule of inputs used in the calculation of asset retirement obligations

	Three Months Ended		Year Ended
	March 31, 2025		December 31, 2024
Inflation rate	3.042%		3.873%
Discount factor	10.0%		10.0%
Estimated asset life	3.75 – 49.75	years	4 – 50	years

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
Inflation rate	3.873%		3.087%
Discount factor	10.0%		10.0%
Estimated asset life	4 – 50	years	11 – 50	years

Schedule of change in the company's ARO liability

Asset retirement obligations, December 31, 2024	$2,198,064
Accretion expense	54,932
Asset retirement obligations, March 31, 2025	$2,252,996

Asset retirement obligations, January 1, 2023	$5,485,915
Liabilities incurred	85,802
Liabilities sold	(3,510,966)
Change in estimates	(497,407)
Accretion expense	91,624
Asset retirement obligations, December 31, 2023	1,654,968
Liabilities sold	(26,780)
Liabilities settled	(28,087)
Change in estimates	435,067
Accretion expense	162,896
Asset retirement obligations, December 31, 2024	$2,198,064